Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated April 14, 2009

to the Prospectus for Class A and C Shares of Allianz Multi-Strategy Funds

and Statement of Additional Information

Each Dated April 1, 2009

Disclosure Related to the Allianz RCM Global EcoTrendsSM Fund

Effective immediately, Mr. Andreas Fruschki is replacing Mr. Paul Schofield as a Portfolio Manager of the Fund. Mr. Fruschki’s recent professional experience is currently provided in the Prospectus under “Management of the Funds—Sub-Advisers—RCM and AGIA.” Information about Mr. Fruschki currently provided in the Statement of Additional Information under “Management of the Trust—Portfolio Manager Compensation, Other Accounts Managed And Conflicts Of Interest” remains unchanged except to note that he does not own any shares of the Fund. Ms. Bozena Jankowska will remain the Lead Portfolio Manager of the Fund.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated April 14, 2009

to the Prospectus for Class D Shares of Allianz Multi-Strategy Funds

and Statement of Additional Information

Each Dated April 1, 2009

Disclosure Related to the Allianz RCM Global EcoTrendsSM Fund

Effective immediately, Mr. Andreas Fruschki is replacing Mr. Paul Schofield as a Portfolio Manager of the Fund. Mr. Fruschki’s recent professional experience is currently provided in the Prospectus under “Management of the Funds—Sub-Advisers—RCM and AGIA.” Information about Mr. Fruschki currently provided in the Statement of Additional Information under “Management of the Trust—Portfolio Manager Compensation, Other Accounts Managed And Conflicts Of Interest” remains unchanged except to note that he does not own any shares of the Fund. Ms. Bozena Jankowska will remain the Lead Portfolio Manager of the Fund.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated April 14, 2009

to the Prospectus for Institutional Class Shares of Allianz Multi-Strategy Funds

and Statement of Additional Information

Each Dated April 1, 2009

Disclosure Related to the Allianz RCM Global EcoTrendsSM Fund

Effective immediately, Mr. Andreas Fruschki is replacing Mr. Paul Schofield as a Portfolio Manager of the Fund. Mr. Fruschki’s recent professional experience is currently provided in the Prospectus under “Management of the Funds—Sub-Advisers—RCM and AGIA.” Information about Mr. Fruschki currently provided in the Statement of Additional Information under “Management of the Trust—Portfolio Manager Compensation, Other Accounts Managed And Conflicts Of Interest” remains unchanged except to note that he does not own any shares of the Fund. Ms. Bozena Jankowska will remain the Lead Portfolio Manager of the Fund.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated April 14, 2009

to the Prospectus for Class P Shares of Allianz Multi-Strategy Funds

and Statement of Additional Information

Each Dated April 1, 2009

Disclosure Related to the Allianz RCM Global EcoTrendsSM Fund

Effective immediately, Mr. Andreas Fruschki is replacing Mr. Paul Schofield as a Portfolio Manager of the Fund. Mr. Fruschki’s recent professional experience is currently provided in the Prospectus under “Management of the Funds—Sub-Advisers—RCM and AGIA.” Information about Mr. Fruschki currently provided in the Statement of Additional Information under “Management of the Trust—Portfolio Manager Compensation, Other Accounts Managed And Conflicts Of Interest” remains unchanged except to note that he does not own any shares of the Fund. Ms. Bozena Jankowska will remain the Lead Portfolio Manager of the Fund.